SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule of Net Income (Loss) Per Common Share (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Numerator
Net income (loss)	$ 1,591	$ 1,373	$ 2,517
Less: dividends declared-common shares and unvested common shares	(335)	(334)	(288)
Undistributed earnings, basic	1,256	1,039	2,229
Undistributed earnings, diluted	$ 1,256	$ 1,039	$ 2,229
Percentage allocated to common shareholders	98.80%	98.80%	98.80%
Net income (loss) available to common stockholders, basic before dividends, common stock	$ 1,241	$ 1,027	$ 2,203
Net income (loss) available to common stockholders, diluted before dividends, common stock	1,241	1,027	2,203
Add: dividends declared-common shareholders	331	331	285
Numerator for basic earnings per common share	1,573	1,358	2,488
Numerator for diluted earnings per common share	$ 1,573	$ 1,358	$ 2,488
Denominator
Denominator for basic earnings per weighted-average common shares	41.6	42.7	41.3
Effect of dilutive securities:
Options	0.0	0.0	0.0
Denominator for diluted earnings per adjusted weighted-average common shares	41.6	42.7	41.3
Per common share net income (loss)
Basic (in dollars per share)	$ 37.80	$ 31.78	$ 60.19
Diluted (in dollars per share)	$ 37.80	$ 31.78	$ 60.19
Basic weighted-average common shares outstanding	41.6	42.7	41.3
Basic weighted-average common shares outstanding and unvested common shares expected to vest	42.1	43.2	41.8